Common shares (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangements [Abstract]
Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock that have been granted under our equity incentive plan during the six months ended June 30, 2022.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2021	2,997,992	$23.27
Granted	1,047,997	21.39
Vested	(484,380)	25.96
Forfeited	(2,500)	16.66
Outstanding and non-vested, June 30, 2022	3,559,109	$22.35

Summary of future stock compensation expense	Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
From July 1, 2022 through December 31, 2022	$8,761	$961	$9,722
For the year ending December 31, 2023	13,198	703	13,901
For the year ending December 31, 2024	7,910	222	8,132
For the year ending December 31, 2025	3,427	—	3,427
For the year ending December 31, 2026	1,095	—	1,095

	$34,391	$1,886	$36,277